T. ROWE PRICE Small-Cap Value Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.0%
COMMUNICATION SERVICES  1.8%
Diversified Telecommunication Services  0.0%
GCI Liberty, Class A, EC (1)(2) 399,039 —
—
Entertainment  1.1%
Liberty Media Corp-Liberty Live, Class C (2) 723,523 70,160
Madison Square Garden Sports (2) 186,407 42,314
112,474
Media  0.7%
Advantage Solutions (2)(3) 752,790 1,152
New York Times, Class A  1,237,248 71,018
72,170
Total Communication Services 184,644
CONSUMER DISCRETIONARY  11.0%
Automobile Components  1.3%
Dorman Products (2) 215,659 33,617
Patrick Industries  217,175 22,462
Visteon  646,538 77,494
133,573
Broadline Retail  0.4%
Ollie's Bargain Outlet Holdings (2) 7,674 985
Savers Value Village (2) 2,630,460 34,854
35,839
Distributors  0.1%
Pool  30,411 9,430
9,430
Diversified Consumer Services  1.2%
Coursera (2) 1,373,380 16,082
Grand Canyon Education (2) 82,386 18,086
McGraw Hill (2) 425,519 5,340
Strategic Education  944,799 81,262
120,770
Hotels, Restaurants & Leisure  1.6%
BJ's Restaurants (2) 183,597 5,605
Black Rock Coffee Bar, Class A (2) 372,593 8,890
Dutch Bros, Class A (2) 542,651 28,402
Life Time Group Holdings (2) 490,548 13,539
Marriott Vacations Worldwide  484,010 32,216

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Papa John's International (3) 536,036 25,810
Sportradar Group, Class A (2) 328,429 8,835
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(2)(4)(5) 1,439,856 5,356
United Parks & Resorts (2) 45,401 2,347
Wingstop  52,931 13,322
Wyndham Hotels & Resorts  175,368 14,012
158,334
Household Durables  1.9%
Champion Homes (2) 404,382 30,882
Installed Building Products  122,275 30,160
M/I Homes (2) 243,802 35,215
Meritage Homes  350,613 25,395
Taylor Morrison Home (2) 1,120,326 73,953
195,605
Leisure Products  0.7%
Peloton Interactive, Class A (2) 7,269,408 65,425
Rad Power Bikes, Class A, Acquisition Date: 1/22/21 - 9/16/21,
Cost $21,320 (1)(2)(5) 3,355,939 537
65,962
Specialty Retail  2.6%
Abercrombie & Fitch, Class A (2) 446,994 38,240
Advance Auto Parts  357,765 21,967
Asbury Automotive Group (2) 39,875 9,748
Boot Barn Holdings (2) 137,451 22,778
Carvana (2) 110,916 41,842
Chewy, Class A (2) 814,702 32,955
Floor & Decor Holdings, Class A (2) 119,160 8,782
Group 1 Automotive  21,347 9,340
Urban Outfitters (2) 629,793 44,986
Victoria's Secret (2) 1,181,807 32,074
262,712
Textiles, Apparel & Luxury Goods  1.2%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(2)(5) 3,303,766 14,338
Figs, Class A (2) 5,293,484 35,414
Kontoor Brands  282,629 22,545
Steven Madden  1,232,296 41,257
Under Armour, Class A (2)(3) 1,840,765 9,186
122,740
Total Consumer Discretionary 1,104,965

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  1.6%
Consumer Staples Distribution & Retail  0.4%
Grocery Outlet Holding (2) 2,547,667 40,890
40,890
Food Products  0.7%
Cal-Maine Foods  26,661 2,509
Farmers Business Network, Warrants, 9/29/33, Acquisition
Date: 9/29/23 - 6/20/25, Cost $— (1)(2)(5) 13,891,000 —
Lamb Weston Holdings  18,073 1,050
Post Holdings (2) 444,022 47,723
Simply Good Foods (2) 363,263 9,016
Utz Brands  510,949 6,208
66,506
Household Products  0.2%
Reynolds Consumer Products  934,598 22,870
22,870
Personal Care Products  0.1%
BellRing Brands (2) 117,870 4,285
Olaplex Holdings (2)(3) 2,717,189 3,559
7,844
Tobacco  0.2%
Turning Point Brands  185,261 18,315
18,315
Total Consumer Staples 156,425
ENERGY  6.7%
Energy Equipment & Services  2.7%
Cactus, Class A  1,022,842 40,372
Enerflex (CAD)  3,580,332 38,615
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $20,874 (1)(2)(4)(5)(6) 20,874,541 11,272
Expro Group Holdings (2) 3,286,898 39,048
Liberty Energy, Class A  913,657 11,275
Noble  1,172,790 33,166
Seadrill (2) 347,900 10,510
TechnipFMC  2,130,393 84,044
268,302
Oil, Gas & Consumable Fuels  4.0%
Delek U.S. Holdings  739,164 23,853
Expand Energy  56,110 5,961
Gulfport Energy (2) 194,801 35,255

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Magnolia Oil & Gas, Class A  2,416,548 57,683
Matador Resources  2,058,758 92,500
PBF Energy, Class A  1,417,669 42,771
Permian Resources  4,448,405 56,940
Range Resources  969,328 36,485
Scorpio Tankers  793,825 44,494
Teekay Tankers, Class A  226,950 11,472
407,414
Total Energy 675,716
FINANCIALS  26.6%
Banks  17.9%
Avidia Bancorp (2) 545,605 8,151
Banc of California  3,764,766 62,307
BankUnited  1,093,868 41,742
Blue Foundry Bancorp (2) 870,165 7,910
Byline Bancorp  364,329 10,103
Cadence Bank  543,733 20,412
Cathay General Bancorp  663,955 31,876
Coastal Financial (2)(6) 760,263 82,238
Columbia Banking System  7,056,114 181,624
CRB Group, Acquisition Date: 4/14/22 - 8/26/25,
Cost $4,387 (1)(2)(5) 48,611 3,160
Dogwood State Bank (2) 476,008 11,210
Eagle Bancorp  538,105 10,880
East West Bancorp  727,546 77,447
Eastern Bankshares  3,149,182 57,158
Equity Bancshares, Class A  224,915 9,154
FB Financial  1,525,655 85,040
Flagstar Financial  4,707,008 54,366
FS Bancorp (6) 650,468 25,967
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(2)(5) 503,404 2,104
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(5) 100,220 50
HarborOne Bancorp  1,084,098 14,744
Home BancShares  2,680,817 75,867
International Bancshares  388,249 26,692
John Marshall Bancorp (6) 1,267,614 25,124
Live Oak Bancshares (6) 2,459,411 86,620
National Bank Holdings, Class A  676,526 26,141
Pinnacle Financial Partners  1,721,948 161,502
Ponce Financial Group (2) 1,176,548 17,295
Popular  396,627 50,376

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Preferred Bank  631,731 57,102
Prosperity Bancshares  347,456 23,054
Southern First Bancshares (2)(6) 469,384 20,709
SOUTHSTATE BANK  931,238 92,072
Synovus Financial  628,466 30,845
Texas Capital Bancshares (2) 1,162,539 98,269
Towne Bank  2,393,210 82,733
Western Alliance Bancorp  1,209,858 104,919
WSFS Financial  649,652 35,036
1,811,999
Capital Markets  2.1%
Bullish (2) 110,505 7,029
Etoro Group, Class A (2) 76,956 3,176
Hamilton Lane, Class A  269,791 36,365
Houlihan Lokey  363,140 74,560
Miami International Holdings (2) 187,966 7,568
OTC Markets Group, Class A  360,103 19,085
Sprott  126,159 10,495
StepStone Group, Class A  415,932 27,165
StoneX Group (2) 269,488 27,197
212,640
Consumer Finance  0.4%
LendingClub (2) 1,002,485 15,228
PRA Group (2)(6) 1,946,320 30,051
45,279
Financial Services  3.4%
HA Sustainable Infrastructure Capital  2,938,843 90,222
Marqeta, Class A (2) 6,417,460 33,884
PennyMac Financial Services  1,067,128 132,196
Sezzle (2)(3) 311,806 24,798
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(2)(5) 38,630 65
Walker & Dunlop  705,097 58,960
340,125
Insurance  2.4%
Accelerant Holdings, Class A (2) 633,007 9,426
Ategrity Specialty Holdings (2) 362,177 7,160
Baldwin Insurance Group (2) 677,249 19,105
Coalition, Series A, Acquisition Date: 9/13/21, Cost $357 (1)(2)
(5) 21,587 158
Goosehead Insurance, Class A  323,813 24,098
Hagerty, Class A (2) 1,503,572 18,103

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
James River Group Holdings (6) 2,832,202 15,719
Neptune Insurance Holdings, Class A (2) 638,550 12,133
Palomar Holdings (2) 61,254 7,151
Primerica  101,956 28,302
RLI  327,872 21,384
Root, Class A (2) 177,548 15,892
Ryan Specialty Holdings  597,566 33,679
TWFG (2) 534,119 14,656
White Mountains Insurance Group  9,581 16,015
242,981
Mortgage Real Estate Investment Trusts  0.4%
PennyMac Mortgage Investment Trust, REIT (3) 3,285,556 40,281
40,281
Total Financials 2,693,305
HEALTH CARE  9.8%
Biotechnology  4.6%
Applied Therapeutics (2)(3)(6) 12,814,140 7,751
Arcellx (2) 432,196 35,483
Ascendis Pharma, ADR (2) 145,732 28,973
Black Diamond Therapeutics (2)(3) 2,464,529 9,341
Cabaletta Bio (2)(3) 4,417,046 10,336
CRISPR Therapeutics (2) 472,950 30,652
Cytokinetics (2) 2,001,121 109,982
Denali Therapeutics (2) 885,846 12,862
Dyne Therapeutics (2) 1,266,088 16,016
Erasca (2) 6,094,622 13,286
Immatics (2)(3) 4,902,068 41,766
Immunocore Holdings, ADR (2)(3) 936,800 34,034
Immunome (2) 931,300 10,906
Immunovant (2) 651,041 10,495
Ionis Pharmaceuticals (2) 77,872 5,094
Jasper Therapeutics (2) 612,126 1,457
Jasper Therapeutics, Warrants, 9/22/29 (1)(2) 612,126 697
Karyopharm Therapeutics (2)(3) 417,936 2,733
Metsera (2) 205,661 10,762
Nurix Therapeutics (2) 546,173 5,047
Prime Medicine (2)(3) 2,234,505 12,379
Sarepta Therapeutics (2) 694,594 13,385
Tango Therapeutics (2)(3) 1,479,328 12,426
Vaxcyte (2) 794,658 28,624
464,487

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  0.8%
Avanos Medical (2)(6) 2,546,726 29,440
Neogen (2) 1,361,461 7,774
Novocure (2) 138,274 1,787
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)
(2)(5) 2,631,808 816
QuidelOrtho (2) 1,483,205 43,680
83,497
Health Care Providers & Services  2.5%
Alignment Healthcare (2) 2,115,525 36,916
BrightSpring Health Services (2) 1,107,551 32,739
Capsule, Acquisition Date: 4/7/21, Cost $3,065 (1)(2)(5) 211,518 273
Concentra Group Holdings Parent  1,885,981 39,474
Ensign Group  287,010 49,587
GeneDx Holdings (2) 79,287 8,543
Innovage Holding (2) 3,389,404 17,489
NeoGenomics (2) 796,407 6,148
Oscar Health, Class A (2) 2,328,119 44,071
Select Medical Holdings  1,686,849 21,659
256,899
Health Care Technology  0.3%
Doximity, Class A (2) 471,735 34,507
34,507
Life Sciences Tools & Services  0.8%
10X Genomics, Class A (2) 726,404 8,492
Maravai LifeSciences Holdings, Class A (2)(3) 1,097,924 3,151
Personalis (2)(3) 762,802 4,973
Repligen (2) 38,901 5,200
Sotera Health (2) 2,261,014 35,566
Stevanato Group (3) 818,259 21,070
78,452
Pharmaceuticals  0.8%
Elanco Animal Health (2) 2,882,866 58,061
Icosavax, CVR (1)(2) 1,240,955 —
Neumora Therapeutics (2)(3) 1,126,334 2,050
Perrigo  521,888 11,622
Rapport Therapeutics (2) 421,567 12,521
84,254
Total Health Care 1,002,096

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  12.5%
Aerospace & Defense  1.4%
BWX Technologies  29,291 5,400
Firefly Aerospace (2) 138,381 4,057
Karman Holdings (2) 146,698 10,592
Leonardo DRS  413,528 18,774
Loar Holdings (2) 121,605 9,728
MDA Space (CAD) (2) 150,812 3,756
Mercury Systems (2) 312,368 24,177
Moog, Class A  52,037 10,807
VSE  301,665 50,149
137,440
Building Products  1.1%
AZZ  210,518 22,974
Simpson Manufacturing  12,962 2,170
Trex (2) 51,449 2,658
UFP Industries  538,567 50,351
Zurn Elkay Water Solutions  745,054 35,040
113,193
Commercial Services & Supplies  0.9%
Brady, Class A  121,547 9,484
Casella Waste Systems, Class A (2) 325,714 30,904
MSA Safety  135,004 23,230
Pitney Bowes  1,144,866 13,063
UniFirst  111,491 18,640
95,321
Construction & Engineering  1.1%
Arcosa  383,893 35,974
MYR Group (2) 82,065 17,072
Valmont Industries  101,655 39,415
WillScot Holdings  675,946 14,269
106,730
Electrical Equipment  1.0%
NEXTracker, Class A (2) 557,583 41,255
Shoals Technologies Group, Class A (2) 2,852,271 21,135
Sunrun (2) 1,579,756 27,314
Thermon Group Holdings (2) 245,867 6,570
96,274
Ground Transportation  0.6%
Covenant Logistics Group  300,756 6,515
Landstar System  240,693 29,499

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saia (2) 71,472 21,396
57,410
Machinery  3.6%
Aebi Schmidt Holding  2,176,525 27,141
AGCO  53,538 5,732
Alamo Group  70,369 13,434
Crane  126,286 23,254
Douglas Dynamics  509,687 15,933
Enpro  159,823 36,120
Esab  179,514 20,059
ESCO Technologies  122,938 25,954
Federal Signal  37,577 4,471
Helios Technologies  499,986 26,064
Hillenbrand  1,198,917 32,419
Hillman Solutions (2) 2,047,084 18,792
JBT Marel  303,570 42,637
RBC Bearings (2) 158,211 61,748
Standex International  29,557 6,263
360,021
Marine Transportation  0.3%
Matson  326,785 32,218
32,218
Passenger Airlines  0.5%
Allegiant Travel (2) 693,723 42,158
Sun Country Airlines Holdings (2) 1,102,795 13,024
55,182
Professional Services  0.8%
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(2)(5) 211,422 1,298
FTI Consulting (2) 145,479 23,517
Parsons (2) 122,914 10,192
UL Solutions, Class A  614,058 43,512
78,519
Trading Companies & Distributors  1.2%
Air Lease  129,940 8,271
Custom Truck One Source (2) 1,262,701 8,106
Diploma (GBP)  153,176 10,964
Herc Holdings  34,676 4,045
McGrath RentCorp  93,092 10,920
Rush Enterprises, Class A  968,308 51,775

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SiteOne Landscape Supply (2) 233,128 30,027
124,108
Total Industrials & Business Services 1,256,416
INFORMATION TECHNOLOGY  7.6%
Communications Equipment  0.8%
Viavi Solutions (2) 6,182,416 78,455
78,455
Electronic Equipment, Instruments & Components  2.2%
Bel Fuse, Class B  111,180 15,679
Insight Enterprises (2) 86,500 9,810
Littelfuse  207,825 53,829
Mirion Technologies (2) 4,050,862 94,223
Sanmina (2) 140,196 16,138
TTM Technologies (2) 498,290 28,701
218,380
IT Services  0.1%
Applied Digital (2)(3) 455,317 10,445
10,445
Semiconductors & Semiconductor Equipment  1.7%
Allegro MicroSystems (2) 636,282 18,579
Entegris  136,146 12,588
Lattice Semiconductor (2) 801,841 58,791
MACOM Technology Solutions Holdings (2) 389,688 48,512
Navitas Semiconductor (2) 915,915 6,613
Semtech (2) 313,966 22,433
167,516
Software  2.8%
Alarm.com Holdings (2) 242,757 12,885
Apiture, Acquisition Date: 7/1/20 - 11/6/23, Cost $11,099 (1)(2)
(5) 687,865 8,695
Apiture, Voting Shares, Acquisition Date: 11/6/23, Cost $252 (1)
(2)(5) 15,000 190
Aurora Innovation (2) 668,029 3,601
Cellebrite DI (2) 631,846 11,708
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,473 (1)(2)
(5) 559,515 14,268
Hut 8 (2) 726,803 25,300
I3 Verticals, Class A (2)(3) 650,771 21,124
Intapp (2) 218,611 8,941
JFrog (2) 553,412 26,193
nCino (2) 1,548,442 41,978

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Onestream (2)(3) 238,465 4,395
PAR Technology (2)(3) 659,512 26,103
Riot Platforms (2) 2,468,871 46,983
Workiva (2) 336,884 28,999
281,363
Total Information Technology 756,159
MATERIALS  4.5%
Chemicals  1.7%
Cabot  284,123 21,608
Element Solutions  2,407,013 60,584
HB Fuller  522,064 30,948
Perimeter Solutions (2) 1,056,325 23,651
Quaker Chemical  260,991 34,386
171,177
Construction Materials  0.2%
Knife River (2) 248,486 19,101
19,101
Metals & Mining  2.4%
Capstone Copper (CAD) (2) 3,123,874 26,532
Commercial Metals  274,142 15,703
Constellium (2) 2,789,732 41,511
IAMGOLD (2)(3) 1,919,682 24,822
OR Royalties (3) 764,432 30,638
Reliance  187,983 52,791
Warrior Met Coal  878,233 55,891
247,888
Paper & Forest Products  0.2%
Louisiana-Pacific  172,769 15,349
West Fraser Timber (CAD) (3) 107,352 7,298
West Fraser Timber  33,011 2,244
24,891
Total Materials 463,057
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $1,384 (1)(2)(5)(6) 553,406 1,384
Total Miscellaneous 1,384

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE  8.9%
Diversified Real Estate Investment Trusts  0.3%
Essential Properties Realty Trust, REIT  1,135,318 33,787
33,787
Health Care Real Estate Investment Trusts  0.6%
CareTrust REIT, REIT  1,685,007 58,436
58,436
Hotel & Resort Real Estate Investment Trusts  0.9%
Pebblebrook Hotel Trust, REIT  5,538,661 63,086
Ryman Hospitality Properties, REIT  329,604 29,529
92,615
Industrial Real Estate Investment Trusts  1.1%
EastGroup Properties, REIT  259,672 43,952
Terreno Realty, REIT  1,206,761 68,484
112,436
Office Real Estate Investment Trusts  1.7%
Empire State Realty Trust, Class A, REIT  2,160,969 16,553
Highwoods Properties, REIT  1,954,157 62,181
Hudson Pacific Properties, REIT (2) 5,973,366 16,487
IQHQ, Class A-1, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130 (1)(2)(5) 866,287 4,262
Kilroy Realty, REIT (3) 1,691,915 71,483
170,966
Real Estate Management & Development  0.6%
Colliers International Group  147,861 23,097
FirstService  162,641 30,981
Opendoor Technologies (2)(3) 231,187 1,843
St. Joe  196,422 9,719
65,640
Residential Real Estate Investment Trusts  0.9%
Independence Realty Trust, REIT  3,727,284 61,090
UMH Properties, REIT  2,305,281 34,234
95,324
Retail Real Estate Investment Trusts  1.9%
Curbline Properties, REIT  3,297,290 73,530
Macerich, REIT  2,876,721 52,356
NETSTREIT, REIT (3) 2,126,493 38,404
Saul Centers, REIT  766,758 24,437
188,727

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialized Real Estate Investment Trusts  0.9%
CubeSmart, REIT  1,122,448 45,639
Safehold, REIT  2,329,711 36,087
Smartstop Self Storage REIT, REIT  289,015 10,878
92,604
Total Real Estate 910,535
UTILITIES  6.0%
Electric Utilities  2.4%
Hawaiian Electric Industries (2) 4,042,213 44,626
IDACORP  528,675 69,864
OGE Energy  1,303,191 60,299
Oklo (2)(3) 335,804 37,486
TXNM Energy  535,981 30,310
242,585
Gas Utilities  2.7%
Chesapeake Utilities  664,480 89,499
MDU Resources Group  1,296,638 23,093
ONE Gas  1,136,214 91,965
Southwest Gas Holdings  570,878 44,722
Spire  319,612 26,055
275,334
Water Utilities  0.9%
Artesian Resources, Class A (6) 587,444 19,148
California Water Service Group  926,699 42,526
Middlesex Water  496,681 26,880
88,554
Total Utilities 606,473
Total Common Stocks (Cost $7,121,068) 9,811,175
CONVERTIBLE BONDS  0.1%
CONSUMER STAPLES  0.1%
Food Products  0.1%
Farmers Business Network, 15.00%, 9/29/26, Acquisition Date:
6/20/25, Cost $3,200 (1)(2)(5) 3,200,000 3,200
Farmers Business Network, 15.00%, 9/29/26, Acquisition Date:
9/29/23, Cost $10,691 (1)(2)(5) 10,691,000 10,691
Total Consumer Staples 13,891
Total Convertible Bonds (Cost $13,891) 13,891

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  2.5%
CONSUMER DISCRETIONARY  0.1%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)
(2)(4)(5) 282,711 1,052
1,052
Specialty Retail  0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(2)
(5) 2,127,647 2,213
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)
(2)(5) 406,249 4,123
6,336
Total Consumer Discretionary 7,388
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(2)(5) 841,026 —
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(2)(5) 144,247 —
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(2)(5) 26,661 —
Total Consumer Staples —
FINANCIALS  0.3%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $11,470 (1)(2)(5) 109,095 7,091
7,091
Financial Services  0.1%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(2)(5) 445,224 743
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(2)(5) 335,107 560
Stash Financial, Series H-1, Acquisition Date: 5/1/25,
Cost $800 (1)(2)(5) 479,125 800
Stash Financial, Series H-2, Acquisition Date: 5/1/25,
Cost $10,170 (1)(2)(5) 6,767,701 11,300
13,403

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)
(2)(5) 1,296,510 9,490
9,490
Total Financials 29,984
HEALTH CARE  0.3%
Biotechnology  0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)
(2)(5) 331,043 477
MapLight Therapeutics, Series D, Acquisition Date: 7/18/25,
Cost $3,251 (1)(2)(5) 3,413,906 3,251
3,728
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065 (1)
(2)(5) 211,518 273
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (1)(2)(5) 3,729,550 4,997
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(2)(5) 3,272,913 4,386
9,656
Life Sciences Tools & Services  0.2%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917 (1)(2)
(5) 1,011,567 11,916
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(2)(5) 472,388 7,592
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636 (1)(2)(5) 307,043 4,934
24,442
Total Health Care 37,826
INDUSTRIALS & BUSINESS SERVICES  0.5%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $14,587 (1)(2)(5) 367,537 81
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (1)
(2)(5) 2,622,728 9,494
9,575
Electrical Equipment  0.3%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776 (1)
(2)(5) 613,518 393
Tonian Holdings, Series A, Non-Voting Shares, Acquisition
Date: 1/15/21 - 7/20/21, Cost $8,392 (1)(2)(5)(6) 8,531,194 12,114

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325 (1)(2)(5)(6) 15,050,275 21,371
33,878
Professional Services  0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(2)
(5) 889,080 5,459
5,459
Total Industrials & Business Services 48,912
INFORMATION TECHNOLOGY  0.6%
Software  0.6%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,745 (1)(2)
(5) 129,187 3,294
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (1)
(2)(5) 241,168 6,150
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(2)
(5) 711,894 18,153
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227 (1)(2)
(5) 542,859 13,843
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(2)(5) 857,551 10,977
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (1)(2)
(5) 309,802 4,015
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(2)(5) 1,881,753 6,473
Total Information Technology 62,905
MATERIALS  0.7%
Chemicals  0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)
(2)(5) 275,749 5,024
5,024
Metals & Mining  0.6%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (1)(2)(5) 522,347 56,858
56,858
Total Materials 61,882
Total Convertible Preferred Stocks (Cost $314,933) 248,897

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Energy Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $144 (1)(2)(4)(5)(6) 143,910 164
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21
- 9/29/21, Cost $1,287 (1)(2)(4)(5)(6) 1,286,870 1,673
Total Energy 1,837
Total Preferred Stocks (Cost $1,431) 1,837
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.16% (6)(7) 54,688,885 54,689
Total Short-Term Investments (Cost $54,689) 54,689
SECURITIES LENDING COLLATERAL  2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.16% (6)(7) 2,296,935 2,297
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,297
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 4.16% (6)(7) 226,917,415 226,917
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 226,917
Total Securities Lending Collateral (Cost $229,214) 229,214
Total Investments in Securities  102.4%
(Cost $7,735,226) $ 10,359,703
Other Assets Less Liabilities (2.4)% (242,359)
Net Assets 100.0% $ 10,117,344

T. ROWE PRICE Small-Cap Value Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) All or a portion of this security is on loan at September 30, 2025.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $332,851 and represents 3.3% of net assets.
(6) Affiliated Companies
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Apiture  $ — $ (6,287) $ —
Apiture, Voting Shares  — (137) —
Applied Therapeutics  (3,384) 3,431 —
Artesian Resources, Class A  10 617 541
Avanos Medical  (15) (9,414) —
Coastal Financial  845 16,141 —
Energy Reservoir Holdings, Class A-1  — — —
Energy Reservoir Holdings, Class A-3  — — —
Energy Reservoir Holdings, Class A-3  — — —
FS Bancorp  140 (884) 692
James River Group Holdings  16 3,250 308
John Marshall Bancorp  52 (330) 380
Karyopharm Therapeutics  (14) 761 —
Live Oak Bancshares  338 (10,949) 221
Ponce Financial Group  746 1,179 —
PRA Group  30 (4,560) —
Southern First Bancshares  23 2,027 —
Talon Capital Sponsor, Class A  — — —
Tonian Holdings, Series A, Non-Voting Shares  — 1,023 —
Tonian Holdings, Series A, Voting Shares  — 1,806 —
T. Rowe Price Government Reserve Fund,
4.16% — — 2,398 ++
Affiliates not held at period end (65,556) 56,725 642
Totals $ (66,769) # $ 54,399 $ 5,182 +

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
Apiture  $ * $ — $ — $ *
Apiture, Voting Shares  * — — *
Applied Therapeutics  * 5,032 3,610 7,751
Artesian Resources, Class A  16,955 1,716 140 19,148
Avanos Medical  * 11,354 231 29,440
Coastal Financial  64,509 4,972 3,384 82,238
Energy Reservoir Holdings,
Class A-1  11,272 — — 11,272
Energy Reservoir Holdings,
Class A-3  164 — — 164
Energy Reservoir Holdings,
Class A-3  1,673 — — 1,673
FS Bancorp  26,915 — 64 25,967
James River Group Holdings  11,941 2,364 1,836 15,719
John Marshall Bancorp  24,903 675 124 25,124
Karyopharm Therapeutics  — 2,172 200 *
Live Oak Bancshares  96,831 1,001 263 86,620
Monro  39,247 — 86,338 —
Ponce Financial Group  20,036 — 3,920 *
PRA Group  * 12,372 182 30,051
Shyft Group  21,953 2,022 33,609 —
Southern First Bancshares  18,802 — 120 20,709
Talon Capital Sponsor, Class A  — 1,384 — 1,384
Tonian Holdings, Series A,
Non-Voting Shares  11,091 — — 12,114
Tonian Holdings, Series A,
Voting Shares  19,565 — — 21,371
T. Rowe Price Government
Reserve Fund, 4.16% 414,001 ¤ ¤ 283,903
Total $ 674,648 ^

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,182 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $669,815.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap
Value Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Small-Cap Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $(14,284,000) for the period ended September 30, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,642,954 $ 99,298 $ 68,923 $ 9,811,175
Convertible Bonds — — 13,891 13,891
Convertible Preferred Stocks — — 248,897 248,897
Preferred Stocks — — 1,837 1,837
Short-Term Investments 54,689 — — 54,689
Securities Lending Collateral 229,214 — — 229,214
Total $ 9,926,857 $ 99,298 $ 333,548 $ 10,359,703
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 91,308 $ (14,602) $ 2,556 $ (10,339) $ 68,923
Convertible Bonds 20,594 267 3,200 (10,170) 13,891
Convertible Preferred Stocks 244,913 (1,430) 14,221 (8,807) 248,897
Preferred Stocks 1,837 — — — 1,837
Total $ 358,652 $ (15,765) $ 19,977 $ (29,316) $ 333,548

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$68,923 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Private
company
valuation
—# —# —#
Probability
for potential
outcome
20%
- 40%
24% Increase
Enterprise
value to sales
multiple
1.4x
- 5.7x
2.0x Increase
Sales growth
rate
5% 5% Increase
Enterprise
value to gross
profit multiple
4.3x
- 7.2x
4.6x Increase
Enterprise
value to
EBITDA
multiple
7.8x
- 20.4x
13.3x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
gross written
premiums
multiple
2.6x 2.6x Increase
Tangible book
value per share
multiple
1.0x 1.0x Increase
Discount for
liquidation
preference
—# —# —#
Discount to
NAV
45% 45% Decrease
Discount to
public company
multiples
43%
-52%
48% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
10%
- 100%
18% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% - 5% 3% Increase
Volatility 46%
- 60%
59% Increase
Convertible
Bonds
$ 13,891 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$248,897 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% 5% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Private
company
valuation
—# —# —#
Third-party
valuation
—# —# —#
Premium to
public company
multiples
1%
- 79%
31% Increase
Probability
for potential
outcome
25%
- 70%
48% Increase
Enterprise
value to sales
multiple
1.3x
- 16.6x
6.7x Increase
Sales growth
rate
3%
- 87%
35% Increase
Enterprise
value to gross
profit multiple
2.0x
- 32.3x
11.4x Increase
Gross profit
growth rate
4%
- 116%
62% Increase
Enterprise
value to
EBITDA
multiple
9.8x
- 20.4x
15.6x Increase

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
gross written
premiums
multiple
2.6x 2.6x Increase
Cost of capital 30% 30% Decrease
Discount to
public company
multiples
20%
- 52%
28% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$ 1,837 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Small-Cap Value Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F46-054Q3 09/25